EliteDesigns® Variable Annuity EliteDesigns® II Variable Annuity	EliteDesigns® Variable Annuity EliteDesigns® II Variable Annuity
Issued by:	Issued by:
Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001	First Security Benefit Life Insurance and Annuity Company of New York 121 State Street Albany, NY 12207

Supplement Dated May 18, 2022
To Prospectus Dated May 1, 2022

Effective June 3, 2022, the Class S shares of the Alger Large Cap Growth Subaccount will be converted into Class I‑2 shares. All references to the former share class are hereby changed to reflect the new share class effective June 3, 2022. After the share class conversion, the Alger Large Cap Growth Subaccount will be open to investment. All references to the Alger Large Cap Growth Subaccount being closed are hereby deleted.

The following sections are changed as noted in the Statutory Prospectus:

“The Contract – Allocation of Purchase Payments – Closed Subaccounts”

•	Alger Large Cap Growth is hereby deleted from the Closed Subaccounts table

“The Contract – Allocation of Purchase Payments – Closed Subaccounts – Existing Contracts”

•	The following language in the second bullet point is hereby deleted:

If you had Contract Value allocated to the Alger Large Cap Growth Subaccount on April 30, 2021, your Contract Value will remain invested in that Subaccount and you may continue to allocate Purchase Payments or transfer Contract Value to or from that Subaccount, subject to transfer restrictions. Automatic allocation instructions involving the Alger Large Cap Growth Subaccount pursuant to an Automatic Allocation Program will remain in effect.

“The Contract – Transfers of Contract Value – Frequent Transfer Restrictions.”

•	The footnote reference next to Alger Large Cap Growth in the table is hereby deleted.
•	Footnote 1 in the table is deleted and replaced with the following:

1	You may transfer Contract Value to the Alger Capital Appreciation Subaccount only if you had Contract Value allocated to that Subaccount on April 30, 2021.

The following change is made to the table in the Statutory Prospectus and the Summary Prospectus:

“Appendix A – Underlying Fund Available Under the Contract”

EliteDesigns Variable Annuity

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Large Cap Growth	Alger Large Cap Growth – Class I-2 Adviser: Fred Alger Management, LLC	0.84%	11.84%	25.60%	17.91%

EliteDesigns II Variable Annuity

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform Charge	Current Expenses + Platform Charge	Average Annual Total Returns (as of 12/31/2021)
					1 Year	5 Year	10 Year
Large Cap Growth	Alger Large Cap Growth – Class I-2 Adviser: Fred Alger Management, LLC	0.84%	N/A	0.84%	11.84%	25.60%	17.91%

Please Retain This Supplement For Future Reference